SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2021
SEGMENT REPORTING
Schedule of segment information

	For the year ended September 30, 2021
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$33,451,159	$486,171	$23,162,554	$57,099,884
Cost of revenue	28,362,016	463,738	22,635,600	51,461,354
Gross profit	$5,089,143	$22,433	$526,954	$5,638,530
Depreciation and amortization	$951,015	$47,194	$203,020	$1,201,229
Capital expenditures	$3,321,629	$46,169	$125,576	$3,493,374

	For the year ended September 30, 2020
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$32,602,384	$701,701	$16,729,115	$50,033,200
Cost of revenue	25,004,712	304,670	17,184,665	42,494,047
Gross profit	$7,597,672	$397,031	$(455,550)	$7,539,153
Depreciation and amortization	$886,323	$38,792	$180,473	$1,105,588
Capital expenditures	$377,953	$33,914	$37,898	$449,765

	For the year ended September 30, 2019
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$30,149,950	$549,231	$15,397,503	$46,096,684
Cost of revenue	22,324,422	186,504	13,905,846	36,416,772
Gross profit	$7,825,528	$362,727	$1,491,657	$9,679,912
Depreciation and amortization	$985,212	$38,525	$164,436	$1,188,173
Capital expenditures	$331,917	$5,598	$278,873	$616,388

	September 30,	September 30,
	2021	2020
Total Assets
Oxytetracycline & Licorice products and TCMD	$60,786,870	$34,370,665
Fertilizer	$2,540,189	$2,438,442
Heparin products and Sausage casing	$12,026,204	$11,334,031
Total	$75,353,263	$48,143,138